Segment information and geographic data (Details 4) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment net of accumulated depreciation		$ 1,000	$ 1,801
Switzerland
Property, plant and equipment net of accumulated depreciation		37	44
Rest of EMEA
Property, plant and equipment net of accumulated depreciation	[1]	953	1,742
North America
Property, plant and equipment net of accumulated depreciation		1	1
Asia Pacific
Property, plant and equipment net of accumulated depreciation		$ 9	$ 14

[1]	EMEA includes Europe, Africa and the Middle-East